As filed with the Securities and Exchange Commission on August 15, 2024.

Registration Nos. 333-261004
811-09203

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O
Post-Effective Amendment No. 5	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 630 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3011
(Depositor’s Telephone Number, including Area Code)

Alison Ryan

Assistant Vice President and Managing Assistant General Counsel II
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on September 13, 2024, pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on _______, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 4 to Registration Statement No. 333-261004 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on July 18, 2024. Post-Effective Amendment No. 4 was scheduled to become effective on August 16, 2024. As stated on the cover page to this filing, this Post-Effective Amendment No. 5 is intended to become effective on September 13, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 15th day of August, 2024.

SEPARATE ACCOUNT A
(Registrant)

PACIFIC LIFE & ANNUITY COMPANY

By:
Darryl D. Button*
Director, Chairman, President, Chief Executive Officer

PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:
Darryl D. Button*
Director, Chairman, President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

		Director, Chairman, President, Chief Executive Officer	August 15, 2024
Darryl D. Button*

		Director, Executive Vice President and Chief Financial Officer	August 15, 2024
Vibhu R. Sharma*

		Director, Executive Vice President and Chief Operating Officer	August 15, 2024
Adrian S. Griggs*

		Director, Executive Vice President, and General Counsel	August 15, 2024
Jason Orlandi*

		Vice President and Secretary	August 15, 2024
Starla C. Yamauchi*

		Senior Vice President and Chief Accounting Officer	August 15, 2024
Carol J. Krosky*

		Senior Vice President	August 15, 2024
Joshua D Scott*

		Executive Vice President	August 15, 2024
Dawn M. Behnke*

Senior Vice President and Treasurer
Craig W. Leslie*			August 15, 2024

*By:	/s/ ALISON RYAN		August 15, 2024

Alison Ryan
as attorney-in-fact

(Powers of Attorney are contained in Registrant's Form N-4 File No. 333-261004, Accession Number 0001104659-24-049500 filed on April 19, 2024, as Exhibit 15.)